UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 28, 2013 (Unaudited)

Common Stocks--95.2%	Shares		Value ($)
Automobiles & Components--1.6%
Cooper Tire & Rubber	109,482		2,767,705
Dana Holding	33,700		563,801
Exide Technologies	187,610	a	502,795
Gentherm	69,000	a	1,062,600
Modine Manufacturing	89,600	a	738,304
Thor Industries	50,531		1,899,461
Visteon	9,250	a	539,090
			8,073,756
Banks--10.0%
Astoria Financial	62,800		614,184
BancorpSouth	59,784		914,695
Bank of Hawaii	23,759	b	1,149,698
Bank of the Ozarks	6,600		253,374
BankUnited	24,500		694,820
BBCN Bancorp	137,118		1,697,521
Brookline Bancorp	72,744		661,970
Bryn Mawr Bank	53,520		1,227,749
Centerstate Banks	91,120		771,786
City Holding	41,550	b	1,575,576
City National	12,600		715,806
Columbia Banking System	56,700		1,134,000
Comerica	29,827		1,025,452
Community Bank System	68,298	b	1,971,763
CVB Financial	125,100		1,326,060
Dime Community Bancshares	67,230		955,338
East West Bancorp	86,570		2,129,622
F.N.B.	118,208		1,342,843
First Bancorp	11,100	b	148,074
First Commonwealth Financial	150,600		1,094,862
First Financial Bankshares	40,080	b	1,787,568
First Merchants	39,447		586,577
First Midwest Bancorp	55,178		689,725
First Niagara Financial Group	352,340		2,882,141
Flushing Financial	45,015		711,237
Hancock Holding	103,743		3,133,039
Heritage Financial Group	51,535		707,060
Huntington Bancshares	165,510		1,163,535

IBERIABANK	29,800		1,495,960
Independent Bank	7,740	b	245,281
Investors Bancorp	23,272		411,216
National Bank Holdings, Cl. A	31,919		577,415
Ocwen Financial	74,250	a	2,926,935
Park Sterling	10,142	a	57,607
Rockville Financial	53,488		687,856
SVB Financial Group	20,100	a	1,347,906
TCF Financial	92,100		1,265,454
Texas Capital Bancshares	49,900	a	2,108,774
Trustmark	49,425		1,131,833
Umpqua Holdings	179,210		2,249,086
Union First Market Bankshares	42,774		776,348
Washington Federal	28,928		507,686
Westamerica Bancorporation	15,110	b	668,618
Wintrust Financial	38,600		1,408,900
			50,932,950
Capital Goods--10.5%
AAON	38,147		917,817
Actuant, Cl. A	35,450		1,078,034
Aegion	24,307	a	584,097
Aerovironment	18,050	a	399,266
Albany International, Cl. A	58,280		1,664,477
Altra Holdings	27,182		699,665
CAI International	56,180	a	1,550,568
CLARCOR	14,465		737,570
Columbus McKinnon	65,220	a	1,279,616
Curtiss-Wright	34,268		1,189,442
DigitalGlobe	35,700	a	931,056
Donaldson	27,929		1,006,282
DXP Enterprises	22,700	a	1,411,940
Dycom Industries	23,290	a	487,926
EnerSys	28,743	a	1,175,014
ESCO Technologies	27,500		1,115,400
Flow International	172,370	a	639,493
Foster Wheeler	30,748	a	739,796
Franklin Electric	12,771		831,009
FreightCar America	27,229		572,626
Generac Holdings	34,200	b	1,178,190
General Cable	21,600	a	711,504
Gibraltar Industries	34,330	a	588,760
Graco	17,845		1,036,795
GrafTech International	148,506	a,b	1,097,459
Harsco	26,550		636,669

Hexcel	110,412	a	3,008,727
Hyster-Yale Materials Handling	25,670		1,315,074
IDEX	7,880		401,328
ITT	41,500		1,092,695
John Bean Technologies	56,910		1,048,851
KBR	46,000		1,397,940
Layne Christensen	43,290	a	951,947
Lincoln Electric Holdings	26,372		1,478,151
LSI Industries	67,195		462,974
Lydall	64,511	a	971,536
Manitowoc	45,900		850,068
Meritor	76,300	a	335,720
Moog, Cl. A	5,820	a	261,667
National Presto Industries	6,934		526,915
NCI Building Systems	100,750	a	1,647,263
Orion Marine Group	87,933	a	837,122
Pike Electric	37,031		516,212
Seaboard	80		228,239
Spirit Aerosystems Holdings, Cl. A	63,930	a	1,113,021
Standex International	47,200		2,540,304
Teledyne Technologies	15,300	a	1,125,774
Textainer Group Holdings	2,400		97,056
Textron	36,400		1,050,140
Titan International	80,420	b	1,697,666
TriMas	62,690	a	1,798,576
Trinity Industries	7,000		302,680
Triumph Group	4,390		322,270
Tutor Perini	69,782	a	1,186,992
Twin Disc	29,200	b	697,880
			53,525,259
Commercial & Professional Services--5.6%
ABM Industries	30,300		687,810
Acacia Research	40,350	a	1,128,186
ACCO Brands	222,581	a	1,669,358
ARC Document Solutions	131,724	a	296,380
Avery Dennison	47,070		1,922,810
Barrett Business Services	6,190		270,379
Brink's	37,600		994,520
CBIZ	187,924	a,b	1,195,197
CDI	61,763		1,016,619
Ceco Environmental	43,480		469,584
Corporate Executive Board	16,320		883,565
Covanta Holding	61,800		1,208,808
Deluxe	101,084		4,011,013

Dun & Bradstreet	25,209	b	2,031,845
Ennis	45,314		709,617
FTI Consulting	68,688	a	2,386,221
Kelly Services, Cl. A	57,200		1,010,152
Korn/Ferry International	112,908	a	2,089,927
Lender Processing Services	163,120		4,006,227
Metalico	156,135	a	256,061
			28,244,279
Consumer Durables & Apparel--1.9%
Beazer Homes USA	39,270	a,b	611,434
CSS Industries	40,200		965,202
Harman International Industries	5,120		217,344
Iconix Brand Group	146,135	a	3,451,708
JAKKS Pacific	45,958	b	559,768
Jarden	13,924	a	864,820
M/I Homes	80,690	a,b	1,847,801
Tupperware Brands	16,071		1,257,234
			9,775,311
Consumer Services--3.6%
Coinstar	25,700	a,b	1,315,583
Cracker Barrel Old Country Store	31,286		2,355,210
Hillenbrand	112,795		2,784,908
Ignite Restaurant Group	49,100	a	689,364
Interval Leisure Group	19,237		401,476
Jack in the Box	44,600	a	1,412,036
Krispy Kreme Doughnuts	119,380	a	1,575,816
Multimedia Games Holding Company	49,100	a	918,170
Regis	35,520	b	640,070
Ruth's Hospitality Group	69,891	a	633,212
Scientific Games, Cl. A	68,800	a	619,200
SHFL Entertainment	59,200	a	938,912
Sonic	72,434	a	817,780
Universal Technical Institute	170,822		1,991,785
Wendy's	236,410	b	1,345,173
			18,438,695
Diversified Financials--6.0%
Ares Capital	151,305		2,801,412
Asta Funding	60,630		583,261
Cash America International	22,300	b	1,129,272
DFC Global	59,700	a	1,115,196
Eaton Vance	46,814		1,787,827
Encore Capital Group	49,600	a	1,465,680
Fifth Street Finance	159,188		1,703,312
First Cash Financial Services	43,620	a	2,307,934

Investment Technology Group	17,938	a	217,229
Janus Capital Group	177,367	b	1,642,418
Leucadia National	27,510	b	740,019
NASDAQ OMX Group	59,420		1,881,237
Netspend Holdings	88,300	a	1,399,555
Oppenheimer Holdings	38,760		732,564
PHH	105,490	a,b	2,216,345
PICO Holdings	33,487	a	720,305
Stifel Financial	18,600	a	642,444
Waddell & Reed Financial, Cl. A	40,348		1,655,075
Walter Investment Management	64,599	a	2,966,386
World Acceptance	33,727	a,b	2,654,315
			30,361,786
Energy--4.9%
Berry Petroleum, Cl. A	35,588		1,628,863
Cal Dive International	421,890	a,b	763,621
Callon Petroleum	128,368	a	691,904
CARBO Ceramics	4,400	b	399,520
Dawson Geophysical	5,320	a	164,388
Energy XXI	30,200		897,846
EPL Oil & Gas	60,280	a	1,551,004
GulfMark Offshore, Cl. A	15,851		566,198
Gulfport Energy	54,770	a	2,242,832
Halcon Resources	162,740	a	1,155,454
Helix Energy Solutions Group	36,300	a	849,783
ION Geophysical	97,900	a	650,056
McDermott International	50,400	a	641,088
Newpark Resources	239,770	a,b	2,112,374
Northern Oil and Gas	125,022	a,b	1,714,052
PetroQuest Energy	100,880	a	387,379
Stone Energy	52,969	a	1,083,216
Synergy Resources	162,220	a	1,075,519
Tesco	44,470	a	565,214
TETRA Technologies	126,900	a	1,171,287
Tidewater	45,603	b	2,158,390
Warren Resources	266,219	a	697,494
Western Refining	29,600	b	1,062,344
World Fuel Services	23,095		878,303
			25,108,129
Exchange-Traded Funds--.3%
iShares Russell 2000 Index Fund	17,060	b	1,543,589
Food & Staples Retailing--.5%
Andersons	23,500		1,153,380
Harris Teeter Supermarkets	13,243		569,449

Nash Finch	45,302		868,439
Village Super Market, Cl. A	5,000		163,750
			2,755,018
Food, Beverage & Tobacco--.8%
Crimson Wine Group	2,751	a	22,146
Darling International	79,650	a	1,329,359
Hillshire Brands	25,560		828,144
National Beverage	48,895		654,215
Smithfield Foods	13,060	a	290,454
Universal	16,800	b	937,272
			4,061,590
Health Care Equipment & Services--4.5%
Acadia Healthcare	44,375	a	1,207,887
Accuray	162,230	a,b	692,722
Air Methods	29,600		1,325,784
Allscripts Healthcare Solutions	143,910	a	1,830,535
AmSurg	38,761	a	1,170,582
AngioDynamics	52,509	a	650,587
Bio-Reference Labs	33,430	a,b	885,226
Chemed	8,800		679,272
CryoLife	95,917		587,971
Given Imaging	20,100	a	318,585
Health Net	23,460	a	603,860
HealthSouth	13,630	a	328,756
Hill-Rom Holdings	58,250		1,909,435
Invacare	40,253		584,071
Kindred Healthcare	171,637	a	1,934,349
Magellan Health Services	32,900	a	1,696,324
Merit Medical Systems	46,079	a	549,262
Natus Medical	51,446	a	653,364
NxStage Medical	38,240	a	429,053
Owens & Minor	28,585	b	870,413
Symmetry Medical	132,063	a	1,377,417
Syneron Medical	63,040	a	647,421
Team Health Holdings	34,900	a	1,168,801
Teleflex	3,140		251,074
Universal American	79,150		660,111
			23,012,862
Household & Personal Products--1.2%
Church & Dwight	5,770		357,509
Medifast	58,000	a	1,344,440
Nu Skin Enterprises, Cl. A	82,198	b	3,386,558
WD-40	18,620		1,009,390
			6,097,897

Insurance--5.8%
American Equity Investment Life
Holding	227,704	b	3,160,532
American Financial Group	6,990		307,280
American National Insurance	7,950		638,941
Argo Group International Holdings	18,460		701,111
Aspen Insurance Holdings	49,460		1,773,636
Assurant	9,310		390,927
Donegal Group, Cl. A	15,307		220,727
Endurance Specialty Holdings	47,704		2,100,884
Everest Re Group	13,247		1,650,709
FBL Financial Group, Cl. A	18,803		683,301
Fidelity National Financial, Cl. A	46,960		1,171,182
Hanover Insurance Group	42,947		1,832,978
HCC Insurance Holdings	46,201		1,848,040
Horace Mann Educators	35,200		720,192
Navigators Group	32,433	a	1,821,437
Platinum Underwriters Holdings	31,946		1,689,304
Primerica	65,970		2,076,076
ProAssurance	17,812		835,205
RLI	29,495		2,033,385
Tower Group	130,919		2,441,639
Validus Holdings	33,773		1,203,332
			29,300,818
Materials--6.4%
American Vanguard	26,100		809,883
AptarGroup	4,000		215,760
Balchem	10,060		405,720
Carpenter Technology	6,110		288,575
Chemtura	62,100	a	1,249,452
Crown Holdings	34,000	a	1,321,580
Cytec Industries	9,100		658,749
FutureFuel	64,500		845,595
Glatfelter	98,407		1,786,087
Greif, Cl. A	23,181		1,179,217
Haynes International	27,080		1,394,620
Headwaters	66,700	a	627,647
Kaiser Aluminum	31,051		1,901,563
KMG Chemicals	81,350		1,607,476
Kraton Performance Polymers	60,370	a	1,451,295
LSB Industries	47,290	a	1,832,488
Materion	38,530		1,065,740
Mercer International	180,915	a	1,315,252
Noranda Aluminum Holding	136,200		648,312

Olympic Steel	34,190	b	706,707
OMNOVA Solutions	106,938	a	856,573
PolyOne	100,430		2,288,800
RPM International	21,681		659,319
RTI International Metals	36,410	a	1,080,285
Schweitzer-Mauduit International	6,159		226,959
Sealed Air	59,400		1,319,274
Sensient Technologies	37,469		1,382,981
Sonoco Products	43,767		1,390,478
Stillwater Mining	36,690	a,b	478,438
Worthington Industries	49,700		1,408,498
			32,403,323
Media--.4%
John Wiley & Sons, Cl. A	19,900		727,942
Valassis Communications	52,730	b	1,449,548
			2,177,490
Pharmaceuticals, Biotech & Life Sciences--1.3%
Affymetrix	106,000	a,b	431,420
Amarin, ADR	30,590	a,b	247,473
Cambrex	49,500	a	569,745
Charles River Laboratories
International	38,100	a	1,552,194
Flamel Technologies, ADR	268,842	a	1,061,926
Questcor Pharmaceuticals	31,800	b	1,036,680
Sagent Pharmaceuticals	35,020	a,b	574,328
Santarus	69,700	a	924,919
			6,398,685
Real Estate--2.8%
Altisource Portfolio Solutions	25,503	a	2,079,515
Brandywine Realty Trust	56,400	c	775,500
Capstead Mortgage	82,500	c	1,034,550
EPR Properties	10,900	c	531,811
First Potomac Realty Trust	43,031	c	608,028
Hersha Hospitality Trust	295,880	c	1,659,887
LaSalle Hotel Properties	29,700	c	754,083
Medical Properties Trust	167,202	c	2,427,773
Omega Healthcare Investors	95,534	c	2,673,997
PS Business Parks	12,200	c	902,678
Ramco-Gershenson Properties Trust	59,634	c	942,217
			14,390,039
Retailing--5.0%
Aeropostale	41,900	a	545,538
Ascena Retail Group	103,433	a	1,736,640
Barnes & Noble	81,300	a,b	1,279,662

Bebe Stores	105,416	b	417,447
Big Lots	9,230	a	307,359
Chico's FAS	40,160		681,917
Express	26,800	a	495,800
Finish Line, Cl. A	87,194		1,579,083
Genesco	31,431	a	1,844,371
JOS. A. Bank Clothiers	58,842	a,b	2,441,943
Kirkland's	47,740	a	555,694
Men's Wearhouse	33,000		927,960
Office Depot	368,550	a,b	1,485,257
OfficeMax	168,700		2,019,339
PEP Boys-Manny Moe & Jack	104,610	a	1,164,309
RadioShack	192,400	b	577,200
Rent-A-Center	147,444		5,349,269
Shutterfly	33,600	a,b	1,454,208
Sonic Automotive, Cl. A	29,349		655,657
			25,518,653
Semiconductors & Semiconductor Equipment--2.1%
Axcelis Technologies	261,610	a	298,235
Cabot Microelectronics	18,365		627,532
Ceva	26,800	a	405,484
FormFactor	159,832	a	802,357
Freescale Semiconductor	52,570	a,b	811,155
GT Advanced Technologies	521,700	a,b	1,492,062
Ikanos Communications	74,200	a	129,108
Integrated Silicon Solution	68,534	a	582,539
Kulicke & Soffa Industries	88,850	a	961,357
LTX-Credence	80,142	a	464,824
Mellanox Technologies	3,460	a,b	182,446
Rambus	93,650	a	528,186
Silicon Image	214,100	a	987,001
Spansion, Cl. A	61,640	a	724,886
Teradyne	29,050	a	486,878
Ultratech	20,600	a	844,188
Veeco Instruments	12,760	a,b	407,172
			10,735,410
Software & Services--8.1%
Accelrys	81,600	a	771,936
Acxiom	77,434	a	1,410,073
American Software, Cl. A	118,172		964,284
AVG Technologies	51,000	b	800,700
Bankrate	25,950	a,b	291,937
CACI International, Cl. A	55,810	a	2,832,357
Cadence Design Systems	59,000	a	835,440

Cardtronics	49,900	a	1,315,364
Cass Information Systems	20,768		887,832
Computer Services	15,835		470,141
Comverse	20,133	a	554,060
Convergys	146,050		2,422,970
CoreLogic	56,500	a	1,463,915
DealerTrack Technologies	39,600	a	1,167,804
Digital River	64,300	a	915,632
DST Systems	18,700		1,270,104
Ebix	52,800	b	846,384
Fair Isaac	33,233		1,473,551
FalconStor Software	284,908	a	766,403
Global Payments	16,990		819,088
Heartland Payment Systems	57,784	b	1,797,082
Jack Henry & Associates	23,260		1,016,927
MoneyGram International	54,700	a	886,687
NetScout Systems	41,300	a	1,050,259
NeuStar, Cl. A	41,743	a	1,830,431
Progress Software	22,570	a	508,276
Rovi	57,860	a	1,029,329
SeaChange International	68,400	a	787,968
SYKES Enterprises	42,700	a	634,522
Syntel	17,235		1,036,858
TIBCO Software	21,300	a	456,885
TiVo	85,700	a	1,061,823
Tyler Technologies	16,300	a	919,320
Unwired Planet	234,632	a	471,610
ValueClick	128,335	a	3,422,695
Velti	72,400	a,b	266,432
VeriFone Systems	10,700	a	202,979
Verint Systems	44,688	a	1,526,994
			41,187,052
Technology Hardware & Equipment--7.9%
ADTRAN	24,975	b	557,941
Anixter International	14,303		985,763
Arris Group	79,300	a	1,375,855
Aviat Networks	141,108	a	502,344
Badger Meter	15,275		775,359
Benchmark Electronics	43,977	a	766,079
Black Box	55,098		1,336,677
Brocade Communications Systems	201,200	a	1,128,732
Ciena	36,400	a	554,736
Cognex	11,540		475,333
CTS	148,664		1,456,907

Dolby Laboratories, Cl. A	22,000	b	701,360
Electronics for Imaging	69,035	a	1,591,947
Emulex	204,800	a	1,320,960
GSI Group	61,420	a	589,632
Infinera	106,800	a,b	693,132
Itron	19,840	a	834,669
Ituran Location and Control	82,404		1,245,948
Lexmark International, Cl. A	83,110	b	1,830,082
Mercury Systems	42,900	a	293,865
Methode Electronics	74,780		980,366
Oplink Communications	87,751	a	1,347,855
Park Electrochemical	51,230		1,296,119
Plantronics	60,235		2,431,085
Plexus	67,480	a	1,643,812
Power-One	401,181	a,b	1,709,031
Pulse Electronics	287,328	a	111,483
QLogic	73,197	a	832,981
Quantum	532,369	a	670,785
Radisys	158,699	a	664,949
Rofin-Sinar Technologies	26,420	a	701,979
ScanSource	27,018	a	810,810
Sierra Wireless	56,600	a	639,014
Silicon Graphics International	50,700	a,b	763,035
SYNNEX	37,280	a	1,421,486
Vishay Intertechnology	263,080	a,b	3,470,025
Zebra Technologies, Cl. A	39,661	a	1,773,640
			40,285,776
Telecommunication Services--.2%
Boingo Wireless	50,133	a,b	304,809
MagicJack VocalTec	37,150	a,b	425,368
			730,177
Transportation--1.8%
Air Transport Services Group	157,303	a	868,313
Arkansas Best	65,765		758,928
Atlas Air Worldwide Holdings	16,200	a	764,478
Avis Budget Group	27,500	a	642,675
Con-way	30,500		1,072,075
Danaos	118,800	a,b	409,860
Hawaiian Holdings	114,400	a	647,504
Landstar System	18,460		1,039,113
Ryder System	24,500		1,376,900
SkyWest	17,743		248,402
Werner Enterprises	48,336		1,112,695
			8,940,943

Utilities--2.0%
Atmos Energy	32,100		1,225,257
Dynegy	25,200	a,b	493,164
Empire District Electric	57,705		1,235,464
NorthWestern	47,100		1,835,958
NRG Energy	34,321		823,704
Ormat Technologies	41,900	b	856,436
PNM Resources	43,400		974,764
Portland General Electric	60,275		1,789,565
UNS Energy	24,400		1,147,288
			10,381,600
Total Common Stocks
(cost $413,699,268)			484,381,087
Investment of Cash Collateral for
Securities Loaned--11.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $60,293,793)	60,293,793	[d]	60,293,793
Total Investments (cost $473,993,061)	107.1%		544,674,880
Liabilities, Less Cash and Receivables	(7.1%)		(35,998,988)
Net Assets	100.0%		508,675,892

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At February 28, 2013, the value of the fund's securities on loan was $58,049,144 and the value of the collateral held by the fund was $61,080,965, consisting of cash collateral of $60,293,793 and U.S. Government
& Agency securities valued at $787,172.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At February 28, 2013, net unrealized appreciation on investments was $70,681,819 of which $85,573,834 related to appreciated investment securities and $14,892,015 related to depreciated investment securities. At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	11.9
Capital Goods	10.5
Banks	10.0
Software & Services	8.1
Technology Hardware & Equipment	7.9
Materials	6.4
Diversified Financials	6.0

Insurance	5.8
Commercial & Professional Services	5.6
Retailing	5.0
Energy	4.9
Health Care Equipment & Services	4.5
Consumer Services	3.6
Real Estate	2.8
Semiconductors & Semiconductor Equipment	2.1
Utilities	2.0
Consumer Durables & Apparel	1.9
Transportation	1.8
Automobiles & Components	1.6
Pharmaceuticals, Biotech & Life Sciences	1.3
Household & Personal Products	1.2
Food, Beverage & Tobacco	.8
Food & Staples Retailing	.5
Media	.4
Exchange-Traded Funds	.3
Telecommunication Services	.2
107.1

†	Based on net assets.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	474,256,187	-	-	474,256,187
Equity Securities - Foreign Common Stocks+	8,581,311	-	-	8,581,311
Exchange-Traded Funds	1,543,589	-	-	1,543,589
Mutual Funds	60,293,793	-	-	60,293,793

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 28, 2013 (Unaudited)

Common Stocks--96.9%	Shares		Value ($)
Capital Goods--17.8%
Boeing	152,900		11,758,010
Donaldson	336,900		12,138,507
Emerson Electric	217,200		12,315,240
Fastenal	244,100		12,602,883
Flowserve	93,200		14,958,600
MSC Industrial Direct, Cl. A	155,500		13,267,260
Precision Castparts	62,060		11,579,775
Rockwell Collins	203,800		12,250,418
W.W. Grainger	27,100		6,137,066
			107,007,759
Consumer Durables & Apparel--3.4%
Coach	191,000		9,231,030
NIKE, Cl. B	208,600		11,360,356
			20,591,386
Consumer Services--4.8%
McDonald's	128,900		12,361,510
Panera Bread, Cl. A	36,200	a	5,826,390
Starbucks	194,400		10,657,008
			28,844,908
Energy--10.2%
Apache	145,000		10,769,150
CARBO Ceramics	161,700	b	14,682,360
EOG Resources	101,460		12,754,537
Occidental Petroleum	140,900		11,600,297
Schlumberger	149,450		11,634,682

			61,441,026
Food & Staples Retailing--2.1%
Wal-Mart Stores	173,000		12,244,940
Food, Beverage & Tobacco--2.0%
Coca-Cola	312,000		12,080,640
Health Care Equipment & Services--10.1%
C.R. Bard	89,350		8,832,248
Meridian Bioscience	566,900	b	12,018,280
ResMed	356,800	b	15,874,032
Stryker	185,600		11,856,128
Varian Medical Systems	174,400	a	12,317,872
			60,898,560
Household & Personal Products--2.2%
Colgate-Palmolive	114,200		13,067,906
Materials--6.2%
Monsanto	139,100		14,053,273
Praxair	107,600		12,164,180
Sigma-Aldrich	139,900		10,780,694
			36,998,147
Pharmaceuticals, Biotech & Life Sciences--4.3%
Celgene	139,400	a	14,383,292
Johnson & Johnson	146,700		11,165,337
			25,548,629
Retailing--8.0%
Family Dollar Stores	210,400		12,108,520
The TJX Companies	315,300		14,179,041
Tractor Supply	104,400		10,856,556
Urban Outfitters	274,200	a	11,110,584
			48,254,701
Semiconductors & Semiconductor Equipment--1.9%
Intel	555,000		11,571,750
Software & Services--14.4%
Adobe Systems	291,300	a	11,448,090
Automatic Data Processing	196,100		12,032,696
Google, Cl. A	16,960	a	13,588,352
MasterCard, Cl. A	28,370		14,690,553

Microsoft	433,100	12,040,180
Oracle	351,100	12,028,686
Paychex	326,000	10,790,600

		86,619,157
Technology Hardware & Equipment--6.0%
Amphenol, Cl. A	172,800	12,244,608
Cisco Systems	592,700	12,357,795
QUALCOMM	174,100	11,426,183
		36,028,586
Transportation--3.5%
C.H. Robinson Worldwide	185,600	10,582,912
Expeditors International of
Washington	268,400	10,427,340
		21,010,252
Total Common Stocks
(cost $478,384,317)		582,208,347

Other Investment--2.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,040,000)	17,040,000 [c]	17,040,000
Investment of Cash Collateral for
Securities Loaned--4.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $28,023,423)	28,023,423 [c]	28,023,423
Total Investments (cost $523,447,740)	104.4%	627,271,770
Liabilities, Less Cash and Receivables	(4.4%)	(26,266,426)
Net Assets	100.0%	601,005,344

a Non-income producing security.
b Security, or portion thereof, on loan. At February 28, 2013, the value of the fund's securities on loan was $27,623,713 and the value of the collateral held by the fund was $28,023,423.
c Investment in affiliated money market mutual fund.

At February 28, 2013, net unrealized appreciation on investments was $103,824,030 of which $113,344,640 related to appreciated investment securities and $9,520,610 related to depreciated investment securities. At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	17.8
Software & Services	14.4
Energy	10.2
Health Care Equipment & Services	10.1
Retailing	8.0
Money Market Investments	7.5
Materials	6.2
Technology Hardware & Equipment	6.0
Consumer Services	4.8
Pharmaceuticals, Biotech & Life Sciences	4.3
Transportation	3.5
Consumer Durables & Apparel	3.4
Household & Personal Products	2.2
Food & Staples Retailing	2.1
Food, Beverage & Tobacco	2.0
Semiconductors & Semiconductor Equipment	1.9
104.4

†	Based on net assets.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	582,208,347	-	-	582,208,347
Mutual Funds	45,063,423	-	-	45,063,423

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 28, 2013 (Unaudited)

Common Stocks--94.9%	Shares	Value ($)
Australia--3.7%
CSL	343,700	21,064,351
Woodside Petroleum	582,600	22,316,139
		43,380,490
Brazil--1.5%
Petroleo Brasileiro, ADR	1,044,300	17,471,139
Canada--1.6%
Suncor Energy	611,200	18,521,212
China--3.0%
China Shenhua Energy, Cl. H	3,182,000	12,062,355
CNOOC	11,577,000	22,749,172
		34,811,527
Denmark--2.0%
Novo Nordisk, Cl. B	131,000	22,878,240
France--3.5%
Cie Generale d'Optique Essilor International	190,000	19,608,726
L'Oreal	137,500	20,563,247
		40,171,973
Hong Kong--4.8%
China Mobile	1,914,000	21,088,156
CLP Holdings	1,301,000	11,197,296
Hong Kong & China Gas	8,287,668	23,188,715
		55,474,167
Japan--13.9%
Canon	578,200	20,990,862
Chugai Pharmaceutical	371,100	8,027,355
Denso	504,000	21,151,796
FANUC	148,000	22,849,067
Honda Motor	542,600	20,225,299
Keyence	33,557	9,452,727
Komatsu	919,600	23,195,866
Mitsubishi Estate	504,000	12,560,578
Shin-Etsu Chemical	368,600	22,667,170
		161,120,720
Singapore--1.7%
DBS Group Holdings	1,673,074	20,413,556
Spain--1.7%
Inditex	150,700	20,196,035
Sweden--1.7%
Hennes & Mauritz, Cl. B	548,000	19,666,450

Switzerland--7.6%
Nestle	294,000		20,545,183
Novartis	150,700		10,233,709
Roche Holding	94,100		21,554,753
SGS	5,000		12,706,711
Syngenta	53,900		22,892,980
			87,933,336
Taiwan--1.9%
Taiwan Semiconductor Manufacturing, ADR	1,195,200		21,812,400
United Kingdom--9.2%
BG Group	1,159,000		20,492,657
HSBC Holdings	2,072,000		22,990,440
Reckitt Benckiser Group	308,000		20,694,692
Standard Chartered	804,400		21,916,993
Tesco	3,611,000		20,247,062
			106,341,844
United States--37.1%
Adobe Systems	574,500	a	22,577,850
Amphenol, Cl. A	165,400		11,720,244
Automatic Data Processing	339,400		20,825,584
C.R. Bard	79,700		7,878,345
Cisco Systems	986,800		20,574,780
Colgate-Palmolive	187,000		21,398,410
EOG Resources	182,400		22,929,504
Fastenal	210,000		10,842,300
Google, Cl. A	27,100	a	21,712,520
Intel	840,700		17,528,595
Johnson & Johnson	275,500		20,968,305
MasterCard, Cl. A	40,500		20,971,710
Microsoft	801,800		22,290,040
NIKE, Cl. B	383,300		20,874,518
Oracle	658,000		22,543,080
Praxair	205,700		23,254,385
Precision Castparts	116,600		21,756,394
QUALCOMM	352,100		23,108,323
Schlumberger	280,400		21,829,140
Sigma-Aldrich	166,400		12,822,784
The TJX Companies	481,900		21,671,043
Wal-Mart Stores	286,700		20,292,626
			430,370,480
Total Common Stocks
(cost $913,851,265)			1,100,563,569

Other Investment--6.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund

(cost $79,650,000)	79,650,000 [b]	79,650,000
Total Investments (cost $993,501,265)	101.8%	1,180,213,569
Liabilities, Less Cash and Receivables	(1.8%)	(21,298,989)
Net Assets	100.0%	1,158,914,580

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At February 28, 2013, net unrealized appreciation on investments was $186,712,304 of which $195,890,641 related to appreciated investment securities and $9,178,337 related to depreciated investment securities. At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	22.1
Energy	13.6
Health Care	11.4
Consumer Discretionary	10.7
Consumer Staples	10.7
Industrial	7.9
Materials	7.0
Money Market Investment	6.9
Financial	6.7
Utilities	3.0
Telecommunication Services	1.8
101.8

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
February 28, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

British Pound,
Expiring
3/1/2013 a	1,903,448	2,882,011	2,887,644	5,633

Danish Krone,
Expiring
3/1/2013 a	24,632,170	4,332,836	4,312,619	(20,217)

Japanese Yen,
Expiring
3/1/2013 a	1,242,687,949	13,515,616	13,406,925	(108,691)

Swiss Franc,
Expiring
3/1/2013 a	2,766,888	2,979,312	2,951,976	(27,336)

Gross Unrealized Appreciation				5,633
Gross Unrealized Depreciation				(156,244)

Counterparty:

a	National Bank of Australia

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	430,370,480	-	-	430,370,480
Equity Securities - Foreign Common Stocks+	670,193,089	-	-	670,193,089
Mutual Funds	79,650,000	-	-	79,650,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	5,633	-	5,633
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(156,244)	-	(156,244)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended February 28, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
February 28, 2013 (Unaudited)

Common Stocks--96.1%	Shares	Value ($)
Australia--9.0%
Coca-Cola Amatil	3,520,000	52,098,876
Cochlear	356,600	25,803,416
CSL	877,400	53,773,238
Woodside Petroleum	1,472,000	56,384,065
Woolworths	1,488,000	53,090,745
		241,150,340
Belgium--1.6%
Colruyt	849,000	41,837,048
Brazil--1.8%
Petroleo Brasileiro, ADR	2,917,800	48,814,794
Canada--2.0%
Suncor Energy	1,711,000	51,848,485
China--2.9%
China Shenhua Energy, Cl. H	6,401,500	24,266,865
CNOOC	26,616,000	52,301,284
		76,568,149
Denmark--2.0%
Novo Nordisk, Cl. B	311,800	54,453,704
Finland--1.0%
Kone, Cl. B	318,000	25,740,247
France--8.0%
Air Liquide	450,100	54,766,985
Cie Generale d'Optique Essilor International	507,576	52,383,783
Danone	742,000	51,526,163
L'Oreal	366,700	54,840,311
		213,517,242
Germany--4.0%
Adidas	603,300	54,977,205
SAP	676,100	52,828,588
		107,805,793
Hong Kong--6.0%
China Mobile	4,892,000	53,899,299
CLP Holdings	6,249,000	53,783,170
Hong Kong & China Gas	19,166,206	53,626,627
		161,309,096

Italy--.6%
Tenaris, ADR	388,800	16,034,112
Japan--21.9%
AEON Mall	866,900	21,492,461
Canon	1,524,100	55,330,634
Chugai Pharmaceutical	628,000	13,584,421
Daito Trust Construction	586,700	52,536,520
Denso	1,309,100	54,940,112
FANUC	370,900	57,261,614
Honda Motor	1,333,700	49,713,383
INPEX	9,900	52,656,166
Keyence	98,520	27,752,262
Komatsu	2,250,200	56,758,740
Mitsubishi Estate	1,186,000	29,557,234
Shimamura	204,300	20,873,028
Shin-Etsu Chemical	906,500	55,745,496
Tokio Marine Holdings	1,336,200	37,740,550
		585,942,621
Singapore--1.9%
DBS Group Holdings	2,363,305	28,835,222
Oversea-Chinese Banking	2,715,061	22,143,182
		50,978,404
Spain--2.0%
Inditex	398,300	53,378,107
Sweden--1.9%
Hennes & Mauritz, Cl. B	1,394,000	50,027,430
Switzerland--9.0%
Nestle	784,200	54,801,131
Novartis	776,200	52,710,050
Roche Holding	238,400	54,608,428
SGS	11,090	28,183,485
Syngenta	120,500	51,180,038
		241,483,132
Taiwan--2.0%
Taiwan Semiconductor Manufacturing, ADR	2,910,500	53,116,625
United Kingdom--18.5%
BG Group	3,024,300	53,473,636
Burberry Group	2,506,000	52,312,089
Centrica	9,895,000	52,854,795
Compass Group	2,258,900	27,432,217
HSBC Holdings	4,736,000	52,549,576
Reckitt Benckiser Group	734,000	49,317,869

SABMiller	1,086,000	53,989,441
Smith & Nephew	4,475,000	47,997,102
Standard Chartered	1,905,990	51,931,338
Tesco	9,402,000	52,717,496
		494,575,559
Total Common Stocks
(cost $2,207,428,751)		2,568,580,888

Other Investment--3.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $88,700,000)	88,700,000 [a]	88,700,000
Total Investments (cost $2,296,128,751)	99.4%	2,657,280,888
Cash and Receivables (Net)	.6%	15,139,981
Net Assets	100.0%	2,672,420,869

ADR - American Depository Receipts

a	Investment in affiliated money market mutual fund.

At February 28, 2013, net unrealized appreciation on investments was $361,152,137 of which $406,504,996 related to appreciated investment securities and $45,352,859 related to depreciated investment securities. At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

†	Based on net assets.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	17.4
Consumer Discretionary	13.6
Energy	13.3
Health Care	13.3
Financial	11.1
Information Technology	7.1
Industrial	6.3
Materials	6.0
Utilities	6.0
Money Market Investment	3.3
Telecommunication Services	2.0
99.4

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	2,568,580,888	-	-	2,568,580,888
Mutual Funds	88,700,000	-	-	88,700,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)